Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Revenues - net		$ 15,141		$ 39,595	$ 41,551	$ 89,272
Costs and expenses		9,591		23,460	214,443	365,887
General and administrative expenses	1,110	51,998	2,562	158,409	6,802	5,429
Total costs and expenses	1,110	61,589	2,562	181,869
Net loss from discontinued operations	(1,110)	(46,448)	(2,562)	(142,274)	(179,694)	(282,044)
Current liabilities
Accounts payable and accrued expenses	406,605		406,605		479,005	457,610
Total liabilities	406,605		406,605		479,005	457,610
Loss from operations					(172,892)	(276,615)
General and administrative expenses	(1,110)	$ (51,998)	(2,562)	$ (158,409)	(6,802)	(5,429)
Current assets
Cash						10,634
Accounts receivable						22,297
Prepaid and other						34,437
Inventory						25,995
Total assets						93,363
Total liabilities	$ 406,605		$ 406,605		$ 479,005	$ 457,610